Accounts receivable	12 Months Ended
Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable
Accounts receivable
Accounts receivable as of December 31, 2018 include unbilled revenue of $79,742 (2017 - $78,289) from the Company’s regulated utilities. Accounts receivable as of December 31, 2018 are presented net of allowance for doubtful accounts of $5,281 (2017 - $5,555).